CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 544.9	$ 941.5
Short-term investments	7.6	6.0
Receivables and other current assets	96.5	120.7
Inventories	302.1	327.3
Current assets	951.1	1,395.5
Non-current assets
Investment in associate	0.0	9.0
Property, plant and equipment	2,587.9	2,362.0
Exploration and evaluation assets	61.7	54.8
Restricted cash	42.2	38.6
Inventories	124.1	198.3
Other assets	204.6	96.1
Non-current assets	3,020.5	2,758.8
Assets	3,971.6	4,154.3
Current liabilities
Accounts payable and accrued liabilities	304.4	244.7
Income taxes payable	29.5	29.6
Other current liabilities	218.9	34.6
Current portion of lease liabilities	21.4	18.0
Current portion of long-term debt	7.5	7.9
Current liabilities	581.7	334.8
Non-current liabilities
Deferred tax liabilities	61.2	168.8
Provisions	470.2	388.0
Lease liabilities	44.2	48.8
Long-term debt	456.9	458.7
Deferred revenue	0.0	179.8
Other liabilities	40.3	29.9
Non-current liabilities	1,072.8	1,274.0
Liabilities	1,654.5	1,608.8
Equity
Common shares	2,719.1	2,710.8
Contributed surplus	59.1	60.6
Accumulated deficit	(562.2)	(307.9)
Accumulated other comprehensive income (loss)	23.8	(5.3)
Attributable to equity holders	2,239.8	2,458.2
Non-controlling interests	77.3	87.3
Equity	2,317.1	2,545.5
Contingencies and commitments
Equity and liabilities	$ 3,971.6	$ 4,154.3